Transactions and Balances with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Current Liabilities	$ 1,046	$ 4,483
Other related parties [Member]
Disclosure of transactions between related parties [line items]
Current Liabilities	208	629
Key management personnel [Member]
Disclosure of transactions between related parties [line items]
Current Liabilities		$ 511